Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carried forward	¥ 73,415	¥ 134,981	¥ 276,958
Deductible temporary differences	95,404	111,726	83,132
Allowance for credit losses	3,888	4,111	250
Inventory provision	2,931	11,437	689
Unrealized fair value losses for certain investments	6,375		3,808
Impairment loss of long-term investments			3,047
Total deferred tax assets	182,013	262,255	367,884
Less: valuation allowance	(182,013)	(262,255)	(367,884)	¥ (344,165)
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	9,244	67,658	111,312
Total deferred tax liabilities	¥ 9,244	¥ 67,658	¥ 111,312